UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2006
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                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

                               BARON SELECT FUNDS
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                             c/o Baron Select Funds
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  December 31, 2005
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the
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to  Secretary,   Securities  and  Exchange  Commission,   450  5th  Street,  NW,
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under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1.  Baron Select Funds Annual Report for the period ended
         December 31, 2005.

[Registered Logo]
B A R O N
S E L E C T
F U N D S

MANAGEMENT DISCUSSION OF
 FUND PERFORMANCE ............................................................3

FUND EXPENSES.................................................................4

STATEMENT OF NET ASSETS.......................................................5

STATEMENT OF ASSETS AND
 LIABILITIES .................................................................6

STATEMENT OF OPERATIONS.......................................................7

STATEMENTS OF CHANGES IN
 NET ASSETS ..................................................................8

STATEMENT OF CASH FLOWS.......................................................9

NOTES TO FINANCIAL
 STATEMENTS .................................................................10

REPORT OF INDEPENDENT
 REGISTERED PUBLIC
 ACCOUNTING FIRM ............................................................14

TAX INFORMATION..............................................................15

MANAGEMENT OF THE FUND.......................................................15





767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com

ANNUAL FINANCIAL REPORT                                       DECEMBER 31, 2005

DEAR BARON PARTNERS FUND SHAREHOLDER:

Attached you will find audited financial statements for Baron Partners Fund for its fiscal year ended December 31, 2005. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing to join us as fellow shareholders in Baron Partners Fund. We will continue to work hard to justify your confidence.

Sincerely,

/s/Ronald Baron

   Ronald Baron
   Chief Investment Officer and Portfolio Manager
   February 22, 2006



/s/Peggy Wong

   Peggy Wong
   Treasurer and CFO
   February 22, 2006

A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov. The Fund's most current proxy voting record, Form N-PX, is also available on the Fund's website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Fund's Form N-Q may also be obtained upon request by contacting Baron Funds at 1-800-992-2766.

------------
Some of our comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time based on market and other conditions and Baron has no obligation to update them.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Partners Fund, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Partners Fund unless accompanied or preceded by the Fund's current prospectus.

BARON PARTNERS FUND (UNAUDITED)
--------------------------------------------------------------------------------

================================================================================
           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN
  BARON PARTNERS FUND+** IN RELATION TO THE S&P 500* AND THE RUSSELL 2000*

                              [LINE GRAPH]

                     Baron
                    Partners
                     Funds           S & P 500      Russell 2000
                    --------         ---------      ------------
01/31/92             10000            10000            10000
12/31/92             11963            10954            10953
12/31/93             16210            12056            13021
12/31/94             16895            12213            12784
12/31/95             24612            16798            16421
12/31/96             29452            20656            19130
12/31/97             47671            27544            23408
12/31/98             53059            35410            22812
12/31/99             64247            42852            27661
12/31/00             67123            38940            26825
12/31/01             56347            34300            27492
12/31/02             45982            26718            21861
12/31/03             61963            34375            32191
12/31/04             88203            38099            38091
12/31/05            100873            39958            39825

Information Presented by Fiscal Year as of December 31


AVERAGE ANNUAL TOTAL RETURN
for the periods ended December 31, 2005

                                                                           Since Inception
                               One Year     Five Years      Ten Years       01/31/1992 +
                               --------     ----------      ---------      ---------------
Baron Partners Fund **           14.37%       8.49%          15.15%            18.07%
Russell 2000 *                   14.55%       8.22%          19.26%            10.44%
S & P 500 *                      14.88%       0.52%          19.05%            10.47%

-----------
* The S&P 500, Russell 2000, and the Fund are with dividends. The inclusion of dividends positively impacts the performance results of the Fund and the indexes. The S&P 500 and the Russell 2000 are unmanaged indexes. The S&P 500 measures the performance of larger cap equities in the sotck market in general; the Russell 2000 of small companies.
+ Since inception, January 31, 1992, Baron Partners Fund's predecessor was a limited investment partnership, which imposed different advisory fees, operating expenses, and no dividend or capital gain distribution schedules. The restated performance information reflects the imposition of the same advisory fees and expenses that would have been applied historically if the Fund had had its current structure since inception in accordance with SEC guidelines. The performance data include the predecessor partnership's performance for the periods before the Fund's registration statement became effective on April 30, 2003. The predecessor partnership was not registered under the 1940 Act. Hence it wasn't subject to certain investment restrictions imposed by the 1940 Act and by the Internal Revenue Code of 1986, which if applicable, might have adversely affected the performance of the Fund.
** The performance data does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.
================================================================================

BARON PARTNERS FUND (UNAUDITED)
--------------------------------------------------------------------------------

TOP TEN HOLDINGS (AS A PERCENTAGE OF LONG POSITIONS) AS OF
DECEMBER 31, 2005
-------------------------------------------------
                                        % OF LONG
                                        POSITIONS
-------------------------------------------------
Wynn Resorts, Ltd.                         7.4%
Iron Mountain, Inc.                        6.2%
ChoicePoint, Inc.                          6.0%
Apollo Group, Inc., Cl A                   5.1%
XTO Energy, Inc.                           5.0%
Hewitt Associates, Inc.                    4.7%
Manor Care, Inc.                           4.6%
Charles Schwab Corp.                       4.2%
First Marblehead Corp.                     3.3%
Axis Capital Holdings, Ltd.                3.2%
-------------------------------------------------
                                          49.7%
-------------------------------------------------

                               TOP TEN INDUSTRIES
                      (AS A PERCENTAGE OF LONG POSITIONS)
                            AS OF DECEMBER 31, 2005

                                   [PIE CHART]

Recreation and Resorts                                                  15.0%
Business Services                                                       12.2%
Financial Services - Brokerage & Exchanges                              11.3%
Education                                                                6.1%
Financial Services - Insurance                                           5.7%
Real Estate                                                              5.6%
Retail - Specialty Stores                                                5.5%
Energy Services                                                          5.0%
Financial Services - Asset Management                                    5.0%
Consulting                                                               4.7%
Other                                                                   23.9%


--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Baron Partners Fund's performed well in the year ending December 31, 2005. The Fund gained 14.37%. The S&P 500, an index of large cap stocks, gained 4.91% and the Russell 2000, an index of small cap companies, gained 4.55% in the same period.

Baron Partners Fund has performed well since it converted into an open-end mutual fund on April 30, 2003 and earlier, when it was an investment partnership. In the period since the Fund's conversion on April 30, 2003, through December 31, 2005, the Fund gained 34.61% per year versus 14.25% per year for the S&P 500 and 23.15% per year for the Russell 2000. The Fund has significantly outperformed both the Russell 2000 and the S&P 500 since its inception in January 1992 (See graph on page 2).


Baron Partners Fund performed well throughout the year. In the first quarter the Fund lost 0.74% but outperformed a weak stock market where the S&P 500 lost 2.15% and the Russell 2000 lost 5.34%. In the remaining three quarters the fund gained 15.22% and also outperformed the market where the S&P 500 gained
7.21% and the Russell 2000 gained 10.45%.

The Fund's performance was not uniform across sectors. The Fund's performance was led by some of its investments in Financial Services, most notably in the Brokerage & Exchange, Asset Management and Insurance areas. In addition, the Fund performed well with its investments in Energy Services, Business Services, Real Estate and Transportation. The Fund's performance was negatively impacted by its investments in Education and Miscellaneous Financial Services.

The Fund's short positions did not have a significant impact on the Fund's performance in 2005.

In fiscal year 2006, the Fund will continue to invest in a concentrated manner in companies that in our opinion are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. While we do not believe that shorting stocks will be significant in 2006, the Fund may establish short positions in companies we believe have limited growth prospects, are poorly managed, have a highly leveraged balance sheet, or are overpriced. We are looking forward to a successful 2006.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on July 1, 2005 and held for the six months ended December 31, 2005.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN(1)


                                        BEGINNING           ENDING         ANNUALIZED      EXPENSES
                       ACTUAL TOTAL   ACCOUNT VALUE      ACCOUNT VALUE       EXPENSE      PAID DURING
                          RETURN       JULY 1, 2005    DECEMBER 31, 2005      RATIO      THE PERIOD(2)
                       ------------   -------------    -----------------   ----------    -------------
BARON PARTNERS FUND        9.32%        $1,000.00          $1,093.24          1.68%*         $8.86

---------------
(1) For the six months ended December 31, 2005. Assumes all reinvestment of dividends and capital gain distributions, if any.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the of number days in the most recent fiscal half-year, then divided by 365.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN(1)

                       HYPOTHETICAL     BEGINNING           ENDING         ANNUALIZED      EXPENSES
                        ANNUALIZED    ACCOUNT VALUE      ACCOUNT VALUE       EXPENSE      PAID DURING
                       TOTAL RETURN    JULY 1, 2005    DECEMBER 31, 2005      RATIO      THE PERIOD(2)
                       ------------   -------------    -----------------   ----------    -------------
BARON PARTNERS FUND        5.00%        $1,000.00          $1,016.74          1.68%*         $8.54

---------------
(1)  For the six months ended December 31, 2005.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

* ANNUALIZED EXPENSE RATIO FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 INCLUDES 1.35% FOR OPERATING EXPENSES AND 0.33% FOR INTEREST EXPENSE.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2005

    Shares                                       Cost              Value
-----------------------------------------------------------------------------
COMMON STOCKS (105.23%)

              BUSINESS SERVICES (12.96%)
 2,000,000    ChoicePoint, Inc.*+          $    69,222,009    $    89,020,000
 2,200,000    Iron Mountain, Inc.*              64,454,323         92,884,000
                                           ---------------    ---------------
                                               133,676,332        181,904,000
              CONSULTING (4.99%)
 2,500,000    Hewitt Associates, Inc.*          72,378,743         70,025,000
              EDUCATION (6.46%)
 1,250,000    Apollo Group, Inc., Cl A*         73,569,581         75,575,000
   160,000    Strayer Education, Inc.           16,954,684         14,992,000
                                           ---------------    ---------------
                                                90,524,265         90,567,000
              ENERGY SERVICES (5.32%)
 1,700,000    XTO Energy, Inc.                  43,592,912         74,698,000
              FINANCIAL SERVICES --
              ASSET
               MANAGEMENT (5.33%)
   550,000    Alliance Capital
              Management
               Holding L.P.                     25,896,245         31,069,500
 1,025,000    Nuveen Investments, Inc.,
              Cl A                              34,752,789         43,685,500
                                           ---------------    ---------------
                                                60,649,034         74,755,000
              FINANCIAL SERVICES --
               BANKING (1.02%)
   800,000    UCBH Holdings, Inc.               14,830,019         14,304,000
              FINANCIAL SERVICES --
              BROKERAGE & EXCHANGES (11.97%)
 4,300,000    Charles Schwab Corp.              40,936,806         63,081,000
   125,000    Chicago Mercantile
              Exchange
               Holdings, Inc., Cl A             16,499,682         45,936,250
   750,000    International Securities
               Exchange, Inc., Cl A*            21,417,558         20,640,000
   850,000    Jefferies Group, Inc.             33,677,236         38,233,000
                                           ---------------    ---------------
                                               112,531,282        167,890,250
              FINANCIAL SERVICES --
               INSURANCE (6.08%)
   700,000    Arch Capital Group, Ltd.*         25,246,122         38,325,000
 1,500,000    Axis Capital Holdings,
              Ltd.                              40,593,260         46,920,000
                                           ---------------    ---------------
                                                65,839,382         85,245,000
              FINANCIAL SERVICES --
               MISCELLANEOUS (3.51%)
 1,500,000    First Marblehead Corp.            57,817,447         49,290,000
              GAMING SERVICES (0.99%)
   550,000    Shuffle Master, Inc.*             14,373,344         13,827,000
              HEALTHCARE FACILITIES
              (4.82%)
 1,700,000    Manor Care, Inc.                  56,664,142         67,609,000
              HEALTHCARE SERVICES --
               INSURANCE (1.36%)
   240,000    WellPoint, Inc.*                   8,334,660         19,149,600
              HOME BUILDING (1.54%)
   625,000    Toll Brothers, Inc.*              16,633,928         21,650,000
              HOTELS AND LODGING
              (2.73%)
   770,000    Four Seasons Hotels, Inc.         44,815,857         38,307,500
              REAL ESTATE (5.94%)
   250,000    Boston Properties, Inc.           14,835,865         18,532,500
   473,933    CoStar Group, Inc.*               18,031,911         20,459,688
   500,000    General Growth
              Properties, Inc.                  16,346,703         23,495,000
   650,000    Kimco Realty Corp.                17,415,133         20,852,000
                                           ---------------    ---------------
                                                66,629,612         83,339,188
              RECREATION AND RESORTS (15.07%)
   447,700    Boyd Gaming Corp.                 19,502,815         21,337,382
   275,000    Carnival Corp.                    13,625,623         14,704,250
   210,000    Kerzner Intl., Ltd.*               4,653,485         14,437,500
   450,000    Las Vegas Sands Corp.*            15,607,784         17,761,500
   450,000    MGM Mirage, Inc.*                 18,533,106         16,501,500
   850,000    Penn National Gaming,
              Inc.*                             27,473,748         28,007,500
 1,800,000    Wynn Resorts, Ltd. *              75,453,108         98,730,000
                                           ---------------    ---------------
                                               174,849,669        211,479,632

    Shares                                       Cost              Value
-----------------------------------------------------------------------------
              RESTAURANTS (2.56%)
   325,000    California Pizza Kitchen,
              Inc.*                        $     9,543,898    $    10,390,250
   500,000    Red Robin Gourmet
               Burgers, Inc.*                   22,653,408         25,480,000
                                           ---------------    ---------------
                                                32,197,306         35,870,250
              RETAIL--CONSUMER STAPLES (1.10%)
   200,000    Whole Foods Market, Inc.           4,808,122         15,478,000
              RETAIL--SPECIALTY STORES (5.84%)
   550,000    Blue Nile, Inc.*                  14,760,565         22,170,500
   575,000    CarMax, Inc.*                     15,992,328         15,916,000
 1,050,000    Dicks Sporting Goods,
              Inc.*                             32,168,945         34,902,000
   325,000    Select Comfort Corp.*              6,358,523          8,888,750
                                           ---------------    ---------------
                                                69,280,361         81,877,250
              TRANSPORTATION (4.04%)
   800,000    C. H. Robinson Worldwide,
              Inc.                              20,066,739         29,624,000
   400,000    Expeditors International of
               Washington, Inc.                 20,930,533         27,004,000
                                           ---------------    ---------------
                                                40,997,272         56,628,000
              UTILITY SERVICES (1.60%)
   800,000    ITC Holdings Corp.                22,493,714         22,472,000
                                           ---------------    ---------------
TOTAL COMMON STOCKS                          1,203,917,403      1,476,365,670
                                           ---------------    ---------------
Notional Amount
-----------------------------------------------------------------------------
SWAP CONTRACTS (0.00%)
-----------------------------------------------------------------------------

$(280,800)    Total Return Swap
              Contract
               on a Variety of Short
               Securities Terminating
               06/30/2006                                0                  0
                                           ---------------    ---------------
Principal Amount
-----------------------------------------------------------------------------
CORPORATE BONDS (0.85%)
-----------------------------------------------------------------------------

              RECREATION AND RESORTS
$5,000,000    Wynn Resorts, Ltd. 6.00%
               Sub. Conv. Deb.
               due 07/15/2015                    4,914,741         12,012,500
                                           ---------------    ---------------
TOTAL INVESTMENTS (106.08%)                $ 1,208,832,144      1,488,378,170
                                           ===============
LIABILITIES LESS
   CASH AND OTHER ASSETS (-6.08%)                                 (85,339,404)
                                                              ---------------
NET ASSETS (EQUIVALENT TO $18.43 PER
   SHARE BASED ON 76,108,909 SHARES
   OUTSTANDING)                                               $ 1,403,038,766
                                                              ===============

---------------
%   Represents percentage of net assets
*   Non-income producing securities
+ Represents security, or a portion thereof, segregated with broker as collateral for swap contracts.

                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2005

ASSETS:
 Investments in securities, at value (Cost $1,208,832,144)        $1,488,378,170
 Cash                                                                    665,739
 Dividends and interest receivable                                     1,036,280
 Due from broker                                                         427,617
 Receivable for securities sold                                        1,741,700
 Receivable for shares sold                                            6,771,425
                                                                  --------------
                                                                   1,499,020,931
                                                                  --------------
LIABILITIES:
 Due to custodian bank                                                91,500,000
 Due to broker                                                           197,175
 Payable for securities purchased                                      1,891,600
 Payable for shares redeemed                                           1,677,151
 Accrued expenses and other payables                                     716,239
                                                                  --------------
                                                                      95,982,165
                                                                  --------------
NET ASSETS                                                        $1,403,038,766
                                                                  ==============
NET ASSETS CONSIST OF:
 Capital paid-in                                                  $1,130,331,106
 Accumulated net realized loss                                        (6,838,366)
 Net unrealized appreciation on investments                          279,546,026
                                                                  --------------
NET ASSETS                                                        $1,403,038,766
                                                                  ==============
SHARES OUTSTANDING
 ($.01 PAR VALUE; INDEFINITE SHARES AUTHORIZED)                       76,108,909
                                                                  ==============
NET ASSET VALUE PER SHARE                                         $        18.43
                                                                  ==============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2005
                                                              ------------------
INVESTMENT INCOME:
 INCOME:
   Interest                                                      $    699,140
   Dividends (net of withholding taxes of $5,455)                   8,061,677
                                                                 ------------
   Total income                                                     8,760,817
                                                                 ------------
 EXPENSES:
   Investment advisory fees                                        11,425,669
   Distribution fees                                                2,856,417
   Reports to shareholders                                            537,780
   Shareholder servicing agent fees                                   239,995
   Registration and filing fees                                       173,888
   Trustee fees                                                        82,894
   Professional fees                                                   56,461
   Custodian fees                                                      35,510
   Miscellaneous                                                       23,052
                                                                 ------------
   Total operating expenses                                        15,431,666
   Interest expense                                                 3,073,563
                                                                 ------------
   Total expenses                                                  18,505,229
                                                                 ------------
   Net investment loss                                             (9,744,412)
                                                                 ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments sold                           33,784,164
   Change in net unrealized appreciation of investments           131,774,894
                                                                 ------------
   Net gain on investments                                        165,559,058
                                                                 ------------
   Net increase in net assets resulting from operations          $155,814,646
                                                                 ============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                 FOR THE             FOR THE
                                                YEAR ENDED          YEAR ENDED
                                            DECEMBER 31, 2005    DECEMBER 31, 2004
                                           -------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                          $   (9,744,412)     $ (2,252,135)
 Net realized gain on investments                 33,784,164        40,120,593
 Net change in unrealized appreciation on
 investments                                     131,774,894        72,084,684
                                              --------------      ------------
 Increase in net assets resulting from
 operations                                      155,814,646       109,953,142
                                              --------------      ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments                (53,956,540)      (11,165,295)
                                              --------------      ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares              1,048,959,250       405,169,767
 Net asset value of shares issued in
 reinvestment of dividends                        51,770,755        10,479,556
 Cost of shares redeemed                        (432,281,144)      (45,968,023)
                                              --------------      ------------
 Increase in net assets derived from
 capital share transactions                      668,448,861       369,681,300
                                              --------------      ------------
 Net increase in net assets                      770,306,967       468,469,147
NET ASSETS:
 Beginning of year                               632,731,799       164,262,652
                                              --------------      ------------
 End of year                                  $1,403,038,766      $632,731,799
                                              ==============      ============
ACCUMULATED NET INVESTMENT INCOME AT END
 OF YEAR                                      $            0      $          0
                                              ==============      ============
SHARES:
 Shares sold                                      61,189,922        26,676,880
 Shares issued in reinvestment of
 dividends                                         2,977,432           678,541
 Shares redeemed                                 (25,609,039)       (3,306,451)
                                              --------------      ------------
 Net increase                                     38,558,315        24,048,970
                                              ==============      ============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------


                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2005
                                                              ------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
 Sales of capital shares                                        $ 1,054,079,643
 Cash distributions paid                                             (2,185,786)
 Repurchase of capital shares                                      (430,869,909)
                                                                ---------------
 Cash provided by capital share transactions                        621,023,948
 Decrease in due from broker                                            990,464
 Increase in due to custodian bank                                   91,500,000
                                                                ---------------
                                                                    713,514,412
                                                                ---------------
CASH PROVIDED (USED) BY OPERATIONS:
 Purchases of portfolio securities                               (1,248,104,135)
 Proceeds from sales of portfolio securities                        449,982,059
 Cash paid in connection with swap transactions                        (679,550)
 Other decreases                                                         (6,115)
                                                                ---------------
                                                                   (798,807,741)
 Net investment loss                                                 (9,744,412)
 Net change in receivables/payables related to operations               (98,693)
                                                                ---------------
                                                                   (808,650,846)
                                                                ---------------
 Net decrease in cash                                               (95,136,434)
                                                                ---------------
 Cash and cash equivalents beginning of year                         95,802,173
                                                                ---------------
 Cash and cash equivalents end of year                          $       665,739
                                                                ===============
 Supplemental cash flow information:
   Interest paid                                                $     2,658,263
                                                                ===============
 Non-cash financing activities:
   Net asset value of shares issued in reinvestment of
 dividends                                                      $    51,770,755
                                                                ===============


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
(1) ORGANIZATION.

Baron Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. Baron Partners Fund (the "Fund") is a separate non-diversified series of the Trust. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. The Fund's investment objective is to seek capital appreciation.

The Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware (the "Partnership"). Effective as of the close of business on April 30, 2003, the Partnership was reorganized into a Delaware statutory trust. The Fund commenced operations with an initial tax-free contribution of assets and liabilities, including securities-in-kind from the Partnership.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income/expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(C) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(D) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sale losses deferred, and realized gains (losses) from swap transactions. Distributions received from Real Estate Investment Trusts ("REITs") may be composed of dividends, realized gains and return of capital. These amounts are initially estimated and may be subsequently reclassified upon receipt of actual information from the REITs.

(E) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(F) CASH AND CASH EQUIVALENTS. The Fund considers all short term liquid investments with a maturity of three months of less when purchased to be cash equivalents.

(3) PURCHASES AND SALES OF SECURITIES.

For the year ended December 31, 2005,  purchases and sales of securities,  other
than  short  term  securities,   aggregated   $1,226,975,164  and  $437,392,530,
respectively.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(A) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the expense ratio for the Fund to 1.45%, excluding portfolio transaction costs, interest and extraordinary expenses.

(B) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Fund pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets.

During the period January 1, 2005 to October 13, 2005, BCI earned gross brokerage commissions of $453,479 on brokerage transactions effected by or through BCI. On October 14, 2005, BCI ceased its broker-dealer business and the Fund has conducted no further trading with BCI since that date.

(C) TRUSTEE FEES. Certain Trustees of the Fund may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Fund. None of the Fund's officers received compensation from the Fund.

(5) LINE OF CREDIT. The Fund has a line of credit with the custodian bank in the amount of $200,000,000 to be used for investment purposes. Interest is charged to the Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.50%.

During the year ended December 31, 2005, the Fund had an average daily balance on the line of credit of $75,346,250 at a weighted average interest rate of 4.05%. At December 31, 2005, the Fund had an outstanding loan in the amount of $91,500,000 under the line of credit.

(6) SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends, and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The notional amount reflects the exposure the Fund has in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities.

The notional value of the contract amount with respect to the Fund's outstanding equity swap contract as of December 31, 2005 was ($280,800).

(7) SHORT SALES. The Fund may sell securities short. When the Fund sells short, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund is required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The Fund's risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(8) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended December 31, 2005, the Fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gains. Reclassifications between net investment income and realized gains relate primarily to the tax treatment of net operating losses and realized gains (losses) on swap transactions. Results of operations and net assets were not affected by these transactions.

           UNDISTRIBUTED                      UNDISTRIBUTED
       NET INVESTMENT INCOME               REALIZED GAIN/LOSS                 CAPITAL-PAID-IN
 ---------------------------------    -----------------------------    -----------------------------
            $9,744,412                        $(12,451,655)                     $2,707,243

As of December 31, 2005, the components of net assets on a tax basis were as follows:


Cost of investments                                               $1,212,707,426
                                                                  ==============
Gross tax unrealized appreciation                                 $  310,034,637
Gross tax unrealized depreciation                                    (34,363,893)
                                                                  --------------
Net tax unrealized appreciation                                      275,670,744
Post October loss deferral                                            (2,963,084)
Paid-in Capital                                                    1,130,331,106
                                                                  --------------
Net Assets                                                        $1,403,038,766
                                                                  ==============


Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The post October loss deferral of $2,963,084 will be used to offset future capital gains at December 31, 2006.

The tax composition of dividends paid for the years ending December 31, 2005 and 2004 were as follows:


                                                          2005           2004
                                                       -----------   -----------
Ordinary Income*                                       $26,360,760   $        --
Long-term capital gains                                $27,595,780   $11,165,295

---------------
* For tax purposes, short-term capital gains are considered ordinary income distributions.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(9) FINANCIAL HIGHLIGHTS.

Selected data for a share of beneficial interest outstanding throughout each year:


                                                                                  YEAR ENDED DECEMBER 31,
                                                                                ---------------------------
                                                                                  2005       2004     2003*
                                                                                --------    ------   ------
NET ASSET VALUE, BEGINNING OF YEAR                                              $  16.85    $12.17   $10.00
                                                                                --------    ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                                                (0.13)    (0.06)   (0.10)
Net realized and unrealized gain on investments                                     2.49      5.17     3.63
                                                                                --------    ------   ------
 TOTAL FROM INVESTMENT OPERATIONS                                                   2.36      5.11     3.53
                                                                                --------    ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income                                                0.00      0.00     0.00
Distributions from net realized gains                                              (0.78)    (0.43)   (1.36)
                                                                                --------    ------   ------
 TOTAL DISTRIBUTIONS                                                               (0.78)    (0.43)   (1.36)
                                                                                --------    ------   ------
NET ASSET VALUE, END OF YEAR                                                    $  18.43    $16.85   $12.17
                                                                                ========    ======   ======
 TOTAL RETURN                                                                       14.4%     42.3%    35.7%+
                                                                                --------    ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of year                                           $1,403.0    $632.7   $164.3
Ratio of total expenses to average net assets                                       1.62%     1.46%    1.77%**
Less: Ratio of interest expense to average net assets                              (0.27%)   (0.12%)  (0.37%**
                                                                                --------    ------   ------
Ratio of operating expenses to average net assets                                   1.35%     1.34%    1.40%**
                                                                                ========    ======   ======
Ratio of net investment loss to average net assets                                 (0.85%)   (0.83%)  (1.39%**
Portfolio turnover rate                                                            37.62%    57.77%   36.67%+


---------------
*    For the period April 30, 2003  (commencement of operations) to December 31,
     2003.
**   Annualized.
+    Not annualized.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

------------------------------------
TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS OF BARON
PARTNERS FUND
------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the statement of net assets, and the related statements of operations and of changes in net assets and cash flows, and the financial highlights present fairly, in all material respects, the financial position of Baron Partners Fund (the "Fund"), at December 31, 2005, the results of its operations, the changes in its net assets and its cash flows, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2006

BARON PARTNERS FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)

-------------------------------------------------------------------------------

     We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of distributions paid by the Fund during such fiscal year.

   The Fund's distributions to shareholders included:

   o $27,244,782 from ordinary income (including short-term capital gains),

   o $29,419,002 from long-term capital gains, subject to a maximum allowable rate of 15% for individuals pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

     Of the total ordinary income distributions, 23.01% is qualified dividend income subject to a reduced tax rate. For corporate shareholders, 23.10% of the total ordinary dividend qualifies for the corporate dividends received deduction.

     The information and distributions reported may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2005. The information necessary to complete your income tax return for the calendar year ended December 31, 2005 is listed on Form 1099- DIV which was mailed to you in January 2006.




MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of Baron Select Funds (the "Fund"). The following table lists the Trustees and executive officers of the Fund, their date of birth, current positions held with the Fund, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Select Funds, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for the Baron Partners Fund series.

INTERESTED TRUSTEES:

                                 POSITION(S)            LENGTH                                             OTHER TRUSTEE/
                                 HELD WITH              OF TIME      PRINCIPAL OCCUPATION(S)               DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    THE FUNDS              SERVED       DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
-----------------------------    ---------              ------       --------------------------            -------------------
Ronald Baron *+                  President, Chief       3 years      Chairman, CEO, and Director,          None outside the Baron
767 Fifth Avenue                 Executive Officer,                  Baron Capital, Inc. (1982-            Funds Complex.
New York, NY 10153               Chief Investment                    Present), Baron Capital
DOB: May 23, 1943                Officer, Trustee and                Management, Inc. (1983-Present),
                                 Portfolio Manager                   Baron Capital Group, Inc. (1984-
                                                                     Present), BAMCO, Inc. (1987-
                                                                     Present); Portfolio Manager,
                                                                     Baron Asset Fund (1987-Present),
                                                                     Baron Growth Fund (1995-
                                                                     Present); President (2004-
                                                                     Present), Chairman (1999-2004),
                                                                     CIO and Trustee (1987-Present),
                                                                     Baron Investment Funds Trust;
                                                                     President (2004-Present),
                                                                     Chairman (1997-2004), CIO and
                                                                     Trustee (1997-Present), Baron
                                                                     Capital Funds Trust; President
                                                                     (2004-Present), Chairman (2003-
                                                                     2004), CIO and Trustee (2003-
                                                                     Present), Baron Select Funds.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

INTERESTED TRUSTEES:

                                 POSITION(S)            LENGTH                                             OTHER TRUSTEE/
                                 HELD WITH              OF TIME      PRINCIPAL OCCUPATION(S)               DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    THE FUNDS              SERVED       DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
-----------------------------    ---------              ------       --------------------------            -------------------
Linda S. Martinson*+             Vice President,        3 years      General Counsel, Vice President       None outside the Baron
767 Fifth Avenue                 Secretary, General                  and Secretary, Baron Capital,         Funds Complex.
New York, NY 10153               Counsel and Trustee                 Inc. (1983-Present), BAMCO, Inc.
DOB: February 23, 1955                                               (1987-Present), Baron Capital
                                                                     Group, Inc. (1984-Present),
                                                                     Baron Capital Management, Inc.
                                                                     (1983-Present); Vice President,
                                                                     Secretary, General Counsel and
                                                                     Trustee, Baron Investment Funds
                                                                     Trust (1987-Present); Vice
                                                                     President, Secretary, General
                                                                     Counsel and Trustee, Baron
                                                                     Capital Funds Trust (1997-
                                                                     Present); Vice President,
                                                                     General Counsel, Secretary and
                                                                     Trustee, Baron Select Funds
                                                                     (2003-Present).

Morty Schaja*+                   Executive Vice         3 years      President and Chief Operating         None outside the Baron
767 Fifth Avenue                 President, Chief                    Officer, Baron Capital, Inc.          Funds Complex.
New York, NY 10153               Operating Officer and               (1999-Present); Senior Vice
DOB: October 30, 1954            Trustee                             President and Chief Operating
                                                                     Officer, Baron Capital, Inc.
                                                                     (1997-1999); Managing Director,
                                                                     Vice President, Baron Capital,
                                                                     Inc. (1991-1999); and Director,
                                                                     Baron Capital, Inc., Baron
                                                                     Capital Group, Inc., Baron
                                                                     Capital Management, Inc., and
                                                                     BAMCO, Inc. (1998-Present);
                                                                     Executive Vice President (2004-
                                                                     Present), President (1999-2004),
                                                                     COO (1999-Present) and Trustee
                                                                     (1996-Present), Baron Investment
                                                                     Funds Trust; Executive Vice
                                                                     President (2004-Present),
                                                                     President (1999-2004), COO
                                                                     (1999-Present) and Trustee
                                                                     (1997-Present) Baron Capital
                                                                     Funds Trust; Executive Vice
                                                                     President (2004-Present),
                                                                     President, COO and Trustee
                                                                     (2003-Present), Baron Select
                                                                     Funds.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES:

                                 POSITION(S)            LENGTH                                             OTHER TRUSTEE/
                                 HELD WITH              OF TIME      PRINCIPAL OCCUPATION(S)               DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    THE FUNDS              SERVED       DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
-----------------------------    ---------              ------       --------------------------            -------------------
Steven B. Dodge ^**              Trustee                1 year       CEO, Windover Development             Chairman of the Audit
239 Summer Street                                       (Elected     Corporation (2004-Present)            Committee, Member of
Manchester, MA 01944                                    10/22/04)    (private real estate development      Executive and Special
DOB: July 12, 1945                                                   company); Founder and Chairman,       Independent Committees,
                                                                     American Tower Corporation            Sotheby's Holdings,
                                                                     (1998-Present); Founder,              Inc. (2000-Present);
                                                                     Chairman and CEO, American Radio      Chairman of Audit
                                                                     Systems (1988-1998); Founder,         Committee, Nextel
                                                                     Chairman and CEO, American            Partners, Inc. (2000-
                                                                     Cablesystems (1978-1988);             Present)
                                                                     Chairman of Audit Committee,
                                                                     member of Executive and Special
                                                                     Independent Committees,
                                                                     Sotheby's Holdings, Inc. (2000-
                                                                     Present); Chairman of Audit
                                                                     Committee, Nextel Partners, Inc.
                                                                     (2000-Present); Trustee, Baron
                                                                     Investment Funds Trust, Baron
                                                                     Capital Funds Trust, Baron
                                                                     Select Funds (2004-Present).

Norman S. Edelcup (dag)^**       Trustee                3 years      Director, (2001-Present) and          Director, Florida
244 Atlantic Isles                                                   Senior Vice President (2001-          Savings Bank (2001-
Sunny Isles Beach, FL 33160                                          2004), Florida Savings Bank;          Present);
DOB: May 8, 1935                                                     Mayor (October 2003-Present),         Director, Valhi, Inc.
                                                                     Commissioner, Sunny Isles Beach,      (1975-Present)
                                                                     Florida (2001-2003); Senior Vice      (diversified company).
                                                                     President, Item Processing of
                                                                     America (1999-2000) (a
                                                                     subsidiary of The Intercept
                                                                     Group); Chairman, Item
                                                                     Processing of America (1989-
                                                                     1999) (a financial institution
                                                                     service bureau); Director,
                                                                     Valhi, Inc. (1975-Present)
                                                                     (diversified company); Director,
                                                                     Artistic Greetings, Inc. (1985-
                                                                     1998); Trustee, Baron Investment
                                                                     Funds Trust (1987-Present);
                                                                     Trustee, Baron Capital Funds
                                                                     Trust (1997-Present); Trustee,
                                                                     Baron Select Funds (2003-
                                                                     Present).

BARON PARTNERS FUND
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES:

                                 POSITION(S)            LENGTH                                             OTHER TRUSTEE/
                                 HELD WITH              OF TIME      PRINCIPAL OCCUPATION(S)               DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    THE FUNDS              SERVED       DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
-----------------------------    ---------              ------       --------------------------            -------------------
David I. Fuente ^**              Trustee                1 year       Director (1987-Present),              Director, Office Depot
701 Tern Point Circle                                   (Elected     Chairman (1987-2001) and CEO          (1987-Present);
Boca Raton, FL 33431                                    10/22/04)    (1987-2000) Office Depot;             Director, Ryder
DOB: September 10, 1945                                              Director, Ryder Systems, Inc.         Systems, Inc. (1998-
                                                                     (1998-Present); Director, Dick's      Present); Director,
                                                                     Sporting Goods, Inc. (1993-           Dick's Sporting Goods,
                                                                     Present); Trustee, Baron              Inc. (1993-Present).
                                                                     Investment Funds Trust, Baron
                                                                     Capital Funds Trust, and Baron
                                                                     Select Funds (2004-Present).

Charles N. Mathewson ^**         Chairman and Trustee   3 years;     Chairman Emeritus (October 2003-      None outside the Baron
9295 Prototype Road                                     (Elected as  Present), Chairman,                   Funds Complex.
Reno, NV 89521                                          Chairman     International Game Technology,
DOB: June 12, 1928                                      08/04)       Inc. (1986-2003) (manufacturer
                                                                     of microprocessor-controlled
                                                                     gaming machines and monitoring
                                                                     systems); Chairman, American
                                                                     Gaming Association (1994-2002);
                                                                     Chairman (2004-Present), Trustee
                                                                     (1987-Present), Baron Investment
                                                                     Funds Trust; Chairman (2004-
                                                                     Present), Trustee (1997-
                                                                     Present), Baron Capital Funds
                                                                     Trust; Chairman (2004-Present),
                                                                     Trustee (2003-Present), Baron
                                                                     Select Funds.

Harold W. Milner ^**             Trustee                3 years      Retired; President and CEO,           None outside the Baron
2293 Morningstar Drive                                               Kahler Realty Corporation (1985-      Funds Complex.
Park City, UT 84060                                                  1997) (hotel ownership and
DOB: November 11, 1934                                               management); Trustee, Baron
                                                                     Investment Funds Trust (1987-
                                                                     Present); Trustee, Baron Capital
                                                                     Funds Trust (1997-Present);
                                                                     Trustee, Baron Select Funds
                                                                     (2003-Present).

BARON PARTNERS FUND
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES:

                                 POSITION(S)            LENGTH                                             OTHER TRUSTEE/
                                 HELD WITH              OF TIME      PRINCIPAL OCCUPATION(S)               DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    THE FUNDS              SERVED       DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
-----------------------------    ---------              ------       --------------------------            -------------------
Raymond Noveck (dag)^**          Trustee                3 years      Private Investor (1999-Present);      None outside the Baron
31 Karen Road                                                        President, The Medical                Funds Complex.
Waban, MA 02168                                                      Information Line, Inc. (1997-
DOB: May 4, 1943                                                     1998) (health care information);
                                                                     President, Strategic Systems,
                                                                     Inc. (1990-1997) (health care
                                                                     information); Director, Horizon/
                                                                     CMS Healthcare Corporation
                                                                     (1987-1997); Trustee, Baron
                                                                     Investment Funds Trust (1987-
                                                                     Present); Trustee, Baron Capital
                                                                     Funds Trust (1997-Present);
                                                                     Trustee, Baron Select Funds
                                                                     (2003-Present).

David A. Silverman,  MD ^**      Trustee                3 years      Physician and Faculty, New York       Director, New York
146 Central Park West                                                University School of Medicine         Blood Center (1999-
New York, NY 10024                                                   (1976-Present); Trustee, Baron        Present).
DOB: March 14, 1950                                                  Investment Funds Trust (1987-
                                                                     Present); Trustee, Baron Capital
                                                                     Funds Trust (1997-Present);
                                                                     Trustee, Baron Select Funds
                                                                     (2003-Present).


OFFICERS OF THE FUNDS:

Clifford Greenberg               Senior Vice            3 years      Senior Vice President, Baron          None
767 Fifth Avenue                 President and                       Capital, Inc., Baron Capital
New York, NY 10153               Portfolio Manager                   Group, Inc., and BAMCO, Inc.,
DOB: April 30, 1959                                                  (2003-Present); Vice President,
                                                                     Baron Capital, Inc., Baron
                                                                     Capital Group, Inc., and BAMCO,
                                                                     Inc. (1997-2003); Director,
                                                                     Baron Capital, Inc. and Baron
                                                                     Capital Group, Inc. (2000-
                                                                     Present); Director, BAMCO, Inc.
                                                                     and Baron Capital Management,
                                                                     Inc. (2003-Present); Portfolio
                                                                     Manager, Baron Small Cap Fund
                                                                     (1997-Present); General Partner,
                                                                     HPB Associates, LP (1984-1996)
                                                                     (investment partnership).

Andrew Peck                      Vice President and     3 years      Vice President and Co-Portfolio       None
767 Fifth Avenue                 Co-Portfolio Manager                Manager, Baron Asset Fund (2003-
New York, NY 10153                                                   Present); Analyst, Baron
DOB: March 25, 1969                                                  Capital, Inc. (1998-Present).

BARON PARTNERS FUND
--------------------------------------------------------------------------------

OFFICERS OF THE FUNDS

                                 POSITION(S)            LENGTH                                             OTHER TRUSTEE/
                                 HELD WITH              OF TIME      PRINCIPAL OCCUPATION(S)               DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    THE FUNDS              SERVED       DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
-----------------------------    ---------              ------       --------------------------            -------------------
Susan Robbins                    Vice President         3 years      Senior Analyst, Vice President        None
767 Fifth Avenue                                                     and Director, Baron Capital,
New York, NY 10153                                                   Inc. (1982-Present); Baron
DOB: October 19, 1954                                                Capital Management, Inc. (1984-
                                                                     Present).

Mitchell J. Rubin                Vice President and     3 years      Vice President and Senior             None
767 Fifth Avenue                 Portfolio Manager                   Analyst, Baron Capital, Inc.
New York, NY 10153                                                   (1997-Present); Portfolio
DOB: September 22, 1966                                              Manager, Baron iOpportunity Fund
                                                                     (2000-Present); Portfolio
                                                                     Manager, Baron Fifth Avenue
                                                                     Growth Fund (2004-Present).

Peggy C. Wong                    Treasurer and Chief    3 years      Treasurer and Chief Financial         None
767 Fifth Avenue                 Financial Officer                   Officer, Baron Capital, Inc.,
New York, NY 10153                                                   Baron Capital Group, Inc.,
DOB: April 30, 1961                                                  BAMCO, Inc. and Baron Capital
                                                                     Management, Inc. (1987-Present).

-------------------------------------------------------------------------------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Fund's Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
(dag) Members of the Audit Committee.
^     Members of the Nominating Committee.
**    Members of the Committee of "Non-interested" Trustees.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY CONTRACT BY THE BOARD OF TRUSTEES
--------------------------------------------------------------------------------

The Board of Trustees (the "Board") of Baron Select Funds (the "Trust") met on May 3, 2005, to discuss the selection of BAMCO, Inc. as the adviser ("Adviser") and the approval of the advisory fee for the Baron Partners Fund series (the "Fund"). The members of the Board who are not affiliated with the Fund's Adviser (the "Independent Trustees") met in separate session to discuss and consider the renewal of the advisory contract for the Fund. An independent consultant provided reports to the Board and attended the May Board meeting. The Trustees received a substantial amount of information from the Adviser and from the consultant. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the advisory agreement for the Fund for an additional one year period.

In considering the advisory agreement and in reaching its determination, the Board reviewed and analyzed various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the services provided by the Adviser, the Independent Trustees relied on information received and knowledge gained throughout the year. The Board considered the Adviser's resources and the Board's confidence in the Adviser's senior personnel and portfolio management staff. The Board paid particular attention to the quality of the services provided by the Adviser and the nature of those services, including the extensive devotion to research efforts by the Adviser, and in particular, by Ronald Baron, the portfolio manager. The Board also considered the level of performance of other services provided by the Adviser, including selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third party service providers, including the Fund's custodian and transfer agent, the quality of the shareholder reports, and the ability to monitor adherence to investment guidelines and restrictions. The Board also considered the support services provided to the Board and the legal and accounting services provided to the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund were appropriate and that the Fund was likely to continue to benefit from those services provided under the contracts with the Adviser.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board's analysis of the investment performance of the Fund took into account reports prepared by an independent consultant and data supplied by independent data service providers. Performance of the Fund was compared to performance of similar funds managed by other advisers over comparable periods, as well as to the expenses of those other funds. The independent analysis considered total return and risk ratios of the Fund and of similar funds, and a comparison of annualized total return over one, three, five and ten year periods against expense group and performance universe averages. The Board considered the performance of the Fund as measured against its peers and against other Funds managed by the Adviser. After considering all the information, the Board concluded that the Fund and its shareholders were benefitting from the Adviser's investment management of the Fund, although noted that past performance is no guarantee of future results.

3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Board examined the fees charged by the Adviser as compared to the fees charged by comparable funds, based on information provided by the Adviser and by the independent consultant. The information considered by the Board compared various fees and expenses, as well as total expense ratios, of the Fund against the same fees and expenses of other funds of similar size, character and investment strategies. Although the total expense ratios for the Fund were not the lowest, they were not the highest either. The Board noted that total expense ratios for the Fund had continued to decrease since the inception of the Fund.

The Board considered the Adviser's management fees for other mutual fund accounts for which the Adviser serves as a sub-adviser. While the fees for those sub-advised accounts are lower than the fees for the Fund, the Adviser performs only portfolio management services for those accounts, and does not provide the many other services provided by the Adviser to the Fund. The Board discussed and considered those other services, which include accounting, oversight of service providers, legal, regulatory, risk management, and trustee support.

The Board also considered the costs of portfolio management, including the types of investments made for the Fund, the personnel and systems necessary to implement investment strategies, and the pre-tax profits realized by

BARON PARTNERS FUND
--------------------------------------------------------------------------------

the Adviser and its affiliates from their relationship with the Fund. The Board considered benefits that enured to affiliates, including brokerage fees earned by an affiliated broker/dealer. The Board also considered the financial condition of the Adviser and its affiliates.

The Board concluded that the management fee, as well as the total expenses paid by the Fund to the Adviser and its affiliates, were reasonable in light of the services provided and the performance of the Fund achieved by the Adviser over various time periods, and that the other expenses of the Fund were also reasonable.

4. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

The Board considered the extent to which the Fund's management fee reflected economies of scale for the benefit of Fund shareholders. The Board considered that the Fund does not have breakpoint fees. The Board considered that the small and mid cap investment strategy required more attention by the Adviser than a strategy that involved other types of investing, particularly as the asset size increased in size. The Board considered other components of the services provided by the Adviser with respect to economies of scale achieved as asset sizes increase. The Board concluded that the Fund's management fee structure was reasonable with respect to economies achieved for the benefit of shareholders.

5. BENEFITS TO THE ADVISER AND ITS AFFILIATES

The Board considered benefits that accrue to the Adviser and its affiliates from their relationship with the Fund. The Board acknowledged that an affiliated broker/dealer served as one of the brokers used by the Adviser for Fund transactions. The Board considered that the rates paid to the affiliated broker were less than the rates paid to other brokers and considered a best execution analysis performed by an outside independent consultant with respect to the transactions by the affiliate. Based on its reviews of information provided quarterly throughout the year regarding affiliated brokerage, the Board concluded that the use of the affiliated broker to execute portfolio transactions was appropriate and consistent with established procedures adopted by the Board. However, the Adviser reported that the affiliated broker would cease acting as such before the end of the calendar year.

After due consideration of the above enumerated factors, and additional factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Fund's investment advisory agreement was in the best interests of the Fund and its shareholders.

[Registered Logo]
B A R O N
S E L E C T
F U N D S


                                      AR05

Item 2. Code of Ethics.

        Filed herewith pursuant to Item 10(a) (1) of Item 2 to Form N-CSR. The Fund will provide a copy of the Code of Ethics to any person without charge, upon written request to info@baronfunds.com or by calling 1-800-992-2766.

Item 3. Audit Committee Financial Expert.

          The Board of Trustees of the Fund has determined that Norman S. Edelcup, and Raymond Noveck, both members of the Audit Committee, possess the technical attributes identified in Instruction 2(b) of
          Item 3 to Form N-CSR to qualify as "Audit Committee Financial Expert" and has designated both Mr. Edelcup and Raymond Noveck as the Audit Committee's Financial Experts. Both Mr. Noveck and Mr. Edelcup are "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

          The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the fiscal year January 1, 2005 to December 31, 2005 (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees"), (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").

For the Fiscal Year Ended December 31, 2005:

                                  Audit Fees                    Tax Fees
                                  -----------                   ---------
Baron Partners Fund               $24,593                       $5,400

     Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

     The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 6.  Schedule of Investments.

     Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

        NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

        NOT APPLICABLE.

Item 11. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     a).    Ex-99.COE
            Current copy of the Funds Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON SELECT FUNDS



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: March 10, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: March 10, 2006



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: March 10, 2006


A signed original of this written statement has been provided to Baron Select Funds and will be retained by Baron Select Funds and furnished to the Securities and Exchange Commission or its staff upon request.